Redeemable Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock
Schedule of redeemable convertible preferred stock

Redeemable convertible preferred stock consisted of the following at September 30, 2021 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A‑1	1,711,755	1,689,193	7,505	$7,113	1,689,193
Series A‑2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A‑3	1,730,874	1,730,874	5,188	7,460	1,730,874
Series A‑4	2,159,022	1,450,529	4,347	2,602	1,450,529
Series A‑5	1,977,114	1,977,114	24,539	49,151	1,977,114
Series Growth	2,538,274	2,538,274	31,500	63,381	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	59,223	2,370,803
Series 3 Growth	6,308,529	5,818,895	100,492	164,733	5,818,895
Total	19,957,625	18,736,936	$206,971	$356,696	18,736,936

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A‑1	1,711,755	1,636,971	7,273	$6,176	1,636,971
Series A‑2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A‑3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A‑4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A‑5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	7,273	$6,176	1,636,971
Series A-2 redeemable convertible preferred stock (“Series A-2”)	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth redeemable convertible preferred stock (“Series Growth”)	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth redeemable convertible preferred stock (“Series 2 Growth”)	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525

Redeemable convertible preferred stock consisted of the following at December 31, 2019 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	$7,273	$6,176	1,636,971
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,439,352	5,430	2,466	1,439,352
Series A-5	1,977,114	1,977,114	24,536	24,536	1,977,114
Series Growth	2,538,274	2,538,274	31,500	31,500	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,370	2,370,803
Series 3 Growth	5,355,049	2,973,270	77,037	51,348	2,973,270
Total	19,004,145	15,589,723	$183,650	$153,892	15,589,723